Going Concern (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			59 Months Ended	95 Months Ended	101 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013	Jun. 30, 2014
Net Cash Provided by (Used in) Operating Activities, Total			$ (1,871,668)	$ (1,116,971)	$ (2,026,296)	$ (3,548,229)			$ (8,955,311)	$ (10,826,979)
Net Income (Loss) Attributable to Parent, Total	$ (1,532,533)	$ (1,070,790)	$ (2,437,365)	$ (1,690,326)	$ (3,830,226)	$ (3,628,923)	$ (474,207)	$ (5,212,366)	$ (13,145,722)	$ (15,583,087)